Financial Assets And Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
1 July 2023 - 30 June 2024	€ 118,678	€ 92,581
1 July 2024 - 30 June 2025	27,583	14,851
1 July 2025 - 30 June 2026	22,440	12,741
1 July 2026 - 30 June 2027	16,606	9,460
1 July 2027 - 30 June 2028	7,550	7,780
More than five years	5,839	7,438
Total	€ 198,696	€ 144,851